Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Auditors remuneration [line items]
Fees payable in respect of the audit of pension funds	$ 15,513	$ 16,276	$ 14,515
Tax compliance and advisory services		400	13
Tax compliance services [member]
Auditors remuneration [line items]
Tax compliance and advisory services	0	269	13
Pension funds [member]
Auditors remuneration [line items]
Fees payable in respect of the audit of pension funds	$ 0	0	0
Tax Advisory Services [Member]
Auditors remuneration [line items]
Tax compliance and advisory services		$ 131	$ 0